Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	GUINNESS ATKINSON FUNDS
Entity Central Index Key	0000919160
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Guinness Atkinson Alternative Energy Fund
Shareholder Report [Line Items]
Fund Name	Guinness Atkinson Alternative Energy Fund
Class Name	Guinness Atkinson Alternative Energy Fund
Trading Symbol	GAAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Guinness Atkinson Alternative Energy Fund ("Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gafunds.com/our-funds/alternative-energy-fund/. You can also request this information by contacting us at (800) 915-6565.
Additional Information Phone Number	(800) 915-6565
Additional Information Website	https://www.gafunds.com/our-funds/alternative-energy-fund/
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Guinness Atkinson Alternative Energy Fund	$103	1.10%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

In 2024, the Guinness Atkinson Alternative Energy Fund produced a total return of -11.85% vs the MSCI World Index (net return) of 18.67%.

What affected the Fund's performance?

Fund performance can be attributed to the following.

Within the portfolio, the strongest performers included:

  Our electrical equipment names Eaton, Itron, Hubbell, and Schneider all performed strongly, driven by an acceleration in global electrification activity, the re-industrialisation of the United States and the resolution of supply chain issues which allowed them to pass on inflationary pressures and therefore maintain operating margins.

  Trane Technologies was the individual strongest contributor in the portfolio, helped by its positioning with respect to data centres as well as regulatory changes (which increase the need for better HVAC).

  First Solar was the strongest performer in the solar sector. As the US's leading domestic module manufacturer, the company is a key beneficiary of the IRA. As such, it finds it modules in high demand from US utility solar players who are drawn to the security of delivery of its products. First Solar's modules are now sold out until the end of 2027.

Sectors and companies in the portfolio that were relatively weaker over the period included:

  The electrification sub sector, comprising EV component and lithium-ion battery manufacturers, suffering from downgrades to global auto production, delays in EV launch schedules, and the threat of increasing Chinese competition.

  Nibe shares were under pressure as weak demand meant that the heat pump market remained overstocked at the distributor level as lower cost Asian competition intensified.

  Residential solar inverter manufacturers, Enphase and SolarEdge, delivered negative contribution as results were weighed down by an inventory destocking cycle. Management indicate that with cycle has ended in the United States and is close to ending in Europe, suggesting a more positive outlook for 2025.

  The largest individual negative contributor in the year was Vestas, which announced a negative change to the accounting approach it uses for its service contracts. Beyond this specific accounting issue for Vestas, the wind industry continued to recover from its cyclical trough but negative sentiment around Trump's election caused weakness into the end of the year.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Return
	1 Year	5 Years	10 Years
Guinness Atkinson Alternative Energy Fund	-11.85%	8.72%	4.00%
MSCI World Index (Net Return)	18.67%	11.15%	9.94%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 18,744,520
Holdings Count | shares	33
Advisory Fees Paid, Amount	$ 34,425
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of December 31, 2024)
Net Assets ($)	$18,744,520
Number of Portfolio Holdings	33
Portfolio Turnover Rate (%)	15%
Total Advisory Fees Paid ($)	$34,425

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Geographic Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Iberdrola SA	5.20%
Schneider Electric SE	5.10%
Hubbell Inc	4.90%
Nextera Energy Inc	4.90%
Eaton Corp PLC	4.80%
Trane Technologies PLC	4.80%
Siemens AG	4.80%
Legrand SA	4.50%
Itron Inc	4.10%
Owens Corning	3.70%
Geographic Breakdown (% of net assets)

Largest Holdings [Text Block]
Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Iberdrola SA	5.20%
Schneider Electric SE	5.10%
Hubbell Inc	4.90%
Nextera Energy Inc	4.90%
Eaton Corp PLC	4.80%
Trane Technologies PLC	4.80%
Siemens AG	4.80%
Legrand SA	4.50%
Itron Inc	4.10%
Owens Corning	3.70%

Material Fund Change [Text Block]	How has the Fund changed over the past year? The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with the Fund's accountants during the reporting period.
Guinness Atkinson Asia Focus Fund
Shareholder Report [Line Items]
Fund Name	Guinness Atkinson Asia Focus Fund
Class Name	Guinness Atkinson Asia Focus Fund
Trading Symbol	IASMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Guinness Atkinson Asia Focus Fund ("Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gafunds.com/our-funds/asia-focus-fund/. You can also request this information by contacting us at (800) 915-6565.
Additional Information Phone Number	(800) 915-6565
Additional Information Website	https://www.gafunds.com/our-funds/asia-focus-fund/
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Guinness Atkinson Asia Focus Fund	$203	1.99%

Expenses Paid, Amount	$ 203
Expense Ratio, Percent	1.99%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

In 2024, the Guinness Atkinson Asia Focus Fund produced a total return of 4.36% vs the MSCI AC Far East ex Japan Index (net return) of 12.42%.

What affected the Fund's performance?

Fund performance can be attributed to the following:

  Technology and Financials made positive contributions to Fund performance while exposure to Consumer Discretionary, Industrials and Health care were the main drags.

  Notable in the technology sector was the difference in performance between those exposed to capital expenditure supporting the roll out of Artificial intelligence (AI), and those exposed to consumer electronics.

  Declining interest rates, a pivot in Chinese economic policy to support near-term growth and the AI theme were the main macro-economic factors driving Asian markets.

  The top performing stocks were Broadcom (+110%), Taiwan Semiconductor Manufacturing Co (+71%) and Elite Material (+54%). China Merchants bank, DBS and Ping An Insurance led the financials. The weakest stocks were Hanon Systems (-52%) in Korea, Chian Medical System (-43%), Venustech (-42%) and Samsung Electronics (-40%).

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Return
	1 Year	5 Years	10 Years
Guinness Atkinson Asia Focus Fund	4.36%	-1.26%	3.20%
MSCI AC Far East ex Japan Index (Net Return)	12.42%	0.95%	3.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 9,788,374
Holdings Count | shares	30
Advisory Fees Paid, Amount	$ 49,605
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of December 31, 2024)
Net Assets ($)	$9,788,374
Number of Portfolio Holdings	30
Portfolio Turnover Rate (%)	6%
Total Advisory Fees Paid ($)	$49,605

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Industry Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Broadcom Inc	7.70%
Taiwan Semiconductor Manufacturing Co Ltd	6.70%
Elite Material Co Ltd	5.60%
Applied Materials Inc	4.90%
DBS Group Holdings	4.80%
NetEase Inc - ADR	4.70%
Tencent Holdings Ltd	4.40%
China Merchants Bank Co Ltd - H Shares	4.00%
Geely Automobile Holdings Ltd	4.00%
JD.com Inc	4.00%
Industry Breakdown (% of net assets)
Sector	% of Net Assets
Electronic Components - Semiconductor	16.30%
Commercial Banks	8.80%
E-Commerce/Services	7.00%
Semiconductor Components - Integrated Circuits	6.70%
Electronic Component Miscellaneous	5.60%
Entertainment Software	4.70%
Internet Application Software	4.40%
Auto - Cars/Light Trucks	4.00%
Machinery - General Industries	3.90%
Food - Dairy Products	3.50%
Photo Equipment & Supplies	3.30%
MRI/Medical Diagnostic Imaging	3.30%
Building Products - Cement/Aggregates	3.30%
Rental Auto/Equipment	3.10%
Textile - Apparel	3.00%
E-Commerce/Products	3.00%
Insurance	3.00%
Medical Products	2.90%
Travel Services	2.90%
Machinery - Construction & Mining	2.60%
Auto/Truck Parts & Equipment	1.80%
Pharmaceuticals	1.70%
Internet & Direct Marketing Retail	0.20%
Metal Processors & Fabricators	0.00%

Largest Holdings [Text Block]
Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Broadcom Inc	7.70%
Taiwan Semiconductor Manufacturing Co Ltd	6.70%
Elite Material Co Ltd	5.60%
Applied Materials Inc	4.90%
DBS Group Holdings	4.80%
NetEase Inc - ADR	4.70%
Tencent Holdings Ltd	4.40%
China Merchants Bank Co Ltd - H Shares	4.00%
Geely Automobile Holdings Ltd	4.00%
JD.com Inc	4.00%

Material Fund Change [Text Block]	How has the Fund changed over the past year? The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with the Fund's accountants during the reporting period.
Guinness Atkinson China & Hong Kong Fund
Shareholder Report [Line Items]
Fund Name	Guinness Atkinson China & Hong Kong Fund
Class Name	Guinness Atkinson China & Hong Kong Fund
Trading Symbol	ICHKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Guinness Atkinson China & Hong Kong Fund ("Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gafunds.com/our-funds/china-hong-kong-fund/. You can also request this information by contacting us at (800) 915-6565.
Additional Information Phone Number	(800) 915-6565
Additional Information Website	https://www.gafunds.com/our-funds/china-hong-kong-fund/
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Guinness Atkinson China & Hong Kong Fund	$194	1.94%

Expenses Paid, Amount	$ 194
Expense Ratio, Percent	1.94%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

In 2024, the Guinness Atkinson China & Hong Kong Fund produced a total return of 0.07% vs the MSCI China Index (net return) of 19.42%.

What affected the Fund's performance?

Fund performance can be attributed to the following:

Areas which helped the Fund's performance were:

  Stock selection in the Consumer Staples sector, driven by Inner Mongolia Yili and Chongqing Fuling Zhacai. Both outperformed the sector.

  Stock selection in the Consumer Discretionary Sector, driven by Geely, Pinduoduo (not held), Haier Smart Home, Suofeiya Home Collection and Midea Group.

Areas which detracted from the Fund's relative performance were:

  The underweight position in Tencent. The Fund is run on an equally weighted basis and so each position has a neutral weight of 3.3%, putting the Fund underweight to the stock.

  The underweight in the large state owned enterprise banks, where the Fund has no exposure.

  Lack of exposure to the Materials, Energy and Utilities sectors.

  The fund is overweight to growth, the onshore market and small and mid caps, which all underperformed.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Return
	1 Year	5 Years	10 Years
Guinness Atkinson China & Hong Kong Fund	0.07%	-6.94%	0.25%
MSCI China Index (Net Return)	19.42%	-3.44%	1.88%
Hang Seng Composite Index	22.10%	-1.61%	2.38%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 23,774,994
Holdings Count | shares	31
Advisory Fees Paid, Amount	$ 254,924
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of December 31, 2024)
Net Assets ($)	$23,774,994
Number of Portfolio Holdings	31
Portfolio Turnover Rate (%)	9%
Total Advisory Fees Paid ($)	$254,924

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Geographic Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Geely Automobile Holdings Ltd	6.90%
Tencent Holdings Ltd	5.50%
Midea Group Co Ltd	4.00%
China Merchants Bank Co Ltd - H Shares	3.70%
Hong Kong Exchanges & CL	3.60%
Haier Smart Home Co Ltd	3.60%
JD.com Inc	3.50%
Inner Mongolia Yili - A Shares	3.50%
AIA Group Ltd	3.50%
Sany Heavy Industry Co	3.50%
Geographic Breakdown (% of net assets)

Largest Holdings [Text Block]
Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Geely Automobile Holdings Ltd	6.90%
Tencent Holdings Ltd	5.50%
Midea Group Co Ltd	4.00%
China Merchants Bank Co Ltd - H Shares	3.70%
Hong Kong Exchanges & CL	3.60%
Haier Smart Home Co Ltd	3.60%
JD.com Inc	3.50%
Inner Mongolia Yili - A Shares	3.50%
AIA Group Ltd	3.50%
Sany Heavy Industry Co	3.50%

Material Fund Change [Text Block]	How has the Fund changed over the past year? The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with the Fund's accountants during the reporting period.
Guinness Atkinson Global Energy Fund
Shareholder Report [Line Items]
Fund Name	Guinness Atkinson Global Energy Fund
Class Name	Guinness Atkinson Global Energy Fund
Trading Symbol	GAGEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Guinness Atkinson Global Energy Fund ("Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gafunds.com/our-funds/global-energy-fund/. You can also request this information by contacting us at (800) 915-6565.
Additional Information Phone Number	(800) 915-6565
Additional Information Website	https://www.gafunds.com/our-funds/global-energy-fund/
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Guinness Atkinson Global Energy Fund	$145	1.46%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

In 2024, the Guinness Atkinson Global Energy Fund produced a total return of -1.72% vs the MSCI World Index (net return) of 18.67%.

What affected the Fund's performance?

Fund performance can be attributed to the following:

Within the portfolio, the strongest performers included:

  Canadian integrateds: Holdings such as Suncor and Imperial Oil benefitted from their operational leverage and a narrowing of the differential between Canadian and US oil benchmarks

  Midstream: Pipeline companies Enbridge and Kinder Morgan performed strongly in the second half of the year as the interest rate easing cycle commenced

  Galp: exploration success offshore Namibia boosted expectations of a material uplift in Galp's proven oil and gas reserves in the coming years

  North American large-caps: Nine of the top ten contributors were North American listed, dominated by larger-cap companies, as domestic equity markets strengthened and the prospect of a Trump victory brought the potential for lower regulation. Both Exxon and its acquisition target Pioneer Natural Resources were in the top five contributors.

Sectors in the portfolio that were relatively weaker over the period included:

  Exploration and production: There was a spread within the group but lower quality E&Ps were weaker (Devon) while the oil-biased E&Ps (EOG/ Diamondback) delivered well. Conoco shares were weaker after the proposed acquisition of Marathon Oil.

  Services: Large-cap diversified service companies Schlumberger and Halliburton underperformed, driven by a pullback in longer-term oil spending in Saudi and a flat US oil/gas rig count. Baker Hughes delivered well due to growing expectations for natural gas turbines required in power generation to satisfy the surge in electricity demand coming from data centres and AI querying.

  European integrateds: The group suffered from weakening European refining margins, bottom of the cycle chemicals margins and investor concerns over energy transition risk. Political upheaval in France caused weakness for TotalEnergies in 4Q24 (leaving the shares at a 10% discount to European peers) while Equinor (which supplies around one third of Northwest Europe's gas needs) weakened further from its 2022 peak caused by European gas price strength.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Return
	1 Year	5 Years	10 Years
Guinness Atkinson Global Energy Fund	-1.72%	5.40%	0.67%
MSCI World Index (Net Return)	18.67%	11.15%	9.94%
MSCI World Energy Index (Net Return)	2.70%	8.09%	3.57%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 9,768,335
Holdings Count | shares	32
Advisory Fees Paid, Amount	$ 8,712
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of December 31, 2024)
Net Assets ($)	$9,768,335
Number of Portfolio Holdings	32
Portfolio Turnover Rate (%)	10%
Total Advisory Fees Paid ($)	$8,712

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Geographic Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Chevron Corp	5.80%
Shell PLC	5.60%
Exxon Mobil Corp	5.40%
TotalEnergies SE	5.00%
ConocoPhillips	4.60%
BP PLC	4.40%
Kinder Morgan Inc	4.30%
Suncor Energy Inc	4.10%
Valero Energy Corp	4.00%
EOG Resources Inc	3.80%
Geographic Breakdown (% of net assets)

Largest Holdings [Text Block]
Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Chevron Corp	5.80%
Shell PLC	5.60%
Exxon Mobil Corp	5.40%
TotalEnergies SE	5.00%
ConocoPhillips	4.60%
BP PLC	4.40%
Kinder Morgan Inc	4.30%
Suncor Energy Inc	4.10%
Valero Energy Corp	4.00%
EOG Resources Inc	3.80%

Material Fund Change [Text Block]	How has the Fund changed over the past year? The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with the Fund's accountants during the reporting period.
Guinness Atkinson Global Innovators Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Guinness Atkinson Global Innovators Fund
Class Name	Investor Class
Trading Symbol	IWIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Guinness Atkinson Global Innovators Fund ("Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gafunds.com/our-funds/global-innovators-fund/. You can also request this information by contacting us at (800) 915-6565.
Additional Information Phone Number	(800) 915-6565
Additional Information Website	https://www.gafunds.com/our-funds/global-innovators-fund/
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$136	1.24%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

In 2024, the Guinness Atkinson Global Innovators Fund – Investor Class produced a total return of 19.54% vs the MSCI World Index (net return) of 18.67%.

What affected the Fund's performance?

The Fund's relative performance over 2024-to-date can be attributed to the following:

  The Fund held six of the 'Magnificent Seven' stocks that have continued to dominate developed market equity performance. The fund held Apple, Alphabet, Amazon, Meta, Microsoft and Nvidia but did not own Tesla.

  Through the year, a number of events brought 'growth' stocks into favour namely the Federal Reserve's first interest rate cut, continued enthusiasm for Artificial Intelligence and Trump's election success within the final months of the year, all benefitting Fund performance over 2024.

  The Fund's largest overweight position was to the Information Technology sector and this contributed to positive asset allocation as it was among the top-performing sectors over the year (+33.1% USD). Further, having no exposure to the weaker performing sectors of Materials, Energy and Consumer Staples provided a material benefit to performance.

  Stock selection within the Information Technology sector was the greatest detractor to relative Fund performance. The software company Adobe, (-25.5% USD), was the Fund's weakest performer over the year as the company struggled with intensifying competition and monetisation of its AI tools.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Return
	1 Year	5 Years	10 Years
Guinness Atkinson Global Innovators Fund - Investor Class	19.54%	14.15%	12.20%
MSCI World Index (Net Return)	18.67%	11.15%	9.94%
NASDAQ Composite Index	29.57%	17.47%	16.19%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 203,173,883
Holdings Count | shares	30
Advisory Fees Paid, Amount	$ 1,495,254
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of December 31, 2024)
Net Assets ($)	$203,173,883
Number of Portfolio Holdings	30
Portfolio Turnover Rate (%)	25%
Total Advisory Fees Paid ($)	$1,495,254

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Geographic Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
NVIDIA Corp	4.00%
Mastercard Inc	3.80%
Taiwan Semiconductor Manufacturing Co Ltd	3.80%
London Stock Exchange Group PL	3.80%
Amazon.com Inc	3.70%
AMETEK Inc	3.60%
Visa Inc	3.60%
Alphabet Inc - A Shares	3.60%
ANTA Sports Products Ltd	3.60%
Netflix Inc	3.50%
Geographic Breakdown (% of net assets)

Largest Holdings [Text Block]
Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
NVIDIA Corp	4.00%
Mastercard Inc	3.80%
Taiwan Semiconductor Manufacturing Co Ltd	3.80%
London Stock Exchange Group PL	3.80%
Amazon.com Inc	3.70%
AMETEK Inc	3.60%
Visa Inc	3.60%
Alphabet Inc - A Shares	3.60%
ANTA Sports Products Ltd	3.60%
Netflix Inc	3.50%

Material Fund Change [Text Block]
How has the Fund changed over the past year?

At a meeting of the Board of Trustees of the Trust held on February 24, 2025, the Board of Trustees approved the amendment to the Advisory Agreement related to the Global Innovators Fund. Effective February 24, 2025, the Advisory agreement changed from 0.75% of average daily net assets up to $500 million and 0.60% of average daily net assets in excess of $500 million to 0.75% of average daily net assets up to $250 million and 0.50% of average daily net assets in excess of $250 million.

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated May 1, 2024 at https://www.gafunds.com/our-funds/global-innovators-fund/.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with the Fund's accountants during the reporting period.
Guinness Atkinson Global Innovators Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Guinness Atkinson Global Innovators Fund
Class Name	Institutional Class
Trading Symbol	GINNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Guinness Atkinson Global Innovators Fund ("Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gafunds.com/our-funds/global-innovators-fund/. You can also request this information by contacting us at (800) 915-6565.
Additional Information Phone Number	(800) 915-6565
Additional Information Website	https://www.gafunds.com/our-funds/global-innovators-fund/
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Institutional Class	$109	0.99%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

In 2024, the Guinness Atkinson Global Innovators Fund – Institutional Class produced a total return of 19.83% vs the MSCI World Index (net return) of 18.67%.

What affected the Fund's performance?

The Fund's relative performance over 2024-to-date can be attributed to the following:

  The Fund held six of the 'Magnificent Seven' stocks that have continued to dominate developed market equity performance. The fund held Apple, Alphabet, Amazon, Meta, Microsoft and Nvidia but did not own Tesla.

  Through the year, a number of events brought 'growth' stocks into favour namely the Federal Reserve's first interest rate cut, continued enthusiasm for Artificial Intelligence and Trump's election success within the final months of the year, all benefitting Fund performance over 2024.

  The Fund's largest overweight position was to the Information Technology sector and this contributed to positive asset allocation as it was among the top-performing sectors over the year (+33.1% USD). Further, having no exposure to the weaker performing sectors of Materials, Energy and Consumer Staples provided a material benefit to performance.

  Stock selection within the Information Technology sector was the greatest detractor to relative Fund performance. The software company Adobe, (-25.5% USD), was the Fund's weakest performer over the year as the company struggled with intensifying competition and monetisation of its AI tools.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Return
	1 Year	5 Years	10 Years
Guinness Atkinson Global Innovators Fund - Institutional Class	19.83%	14.43%	12.45%
MSCI World Index (Net Return)	18.67%	11.15%	9.94%
NASDAQ Composite Index	29.57%	17.47%	16.19%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 203,173,883
Holdings Count | shares	30
Advisory Fees Paid, Amount	$ 1,495,254
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of December 31, 2024)
Net Assets ($)	$203,173,883
Number of Portfolio Holdings	30
Portfolio Turnover Rate (%)	25%
Total Advisory Fees Paid ($)	$1,495,254

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Geographic Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
NVIDIA Corp	4.00%
Mastercard Inc	3.80%
Taiwan Semiconductor Manufacturing Co Ltd	3.80%
London Stock Exchange Group PL	3.80%
Amazon.com Inc	3.70%
AMETEK Inc	3.60%
Visa Inc	3.60%
Alphabet Inc - A Shares	3.60%
ANTA Sports Products Ltd	3.60%
Netflix Inc	3.50%
Geographic Breakdown (% of net assets)

Largest Holdings [Text Block]
Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
NVIDIA Corp	4.00%
Mastercard Inc	3.80%
Taiwan Semiconductor Manufacturing Co Ltd	3.80%
London Stock Exchange Group PL	3.80%
Amazon.com Inc	3.70%
AMETEK Inc	3.60%
Visa Inc	3.60%
Alphabet Inc - A Shares	3.60%
ANTA Sports Products Ltd	3.60%
Netflix Inc	3.50%

Material Fund Change [Text Block]
How has the Fund changed over the past year?

At a meeting of the Board of Trustees of the Trust held on February 24, 2025, the Board of Trustees approved the amendment to the Advisory Agreement related to the Global Innovators Fund. Effective February 24, 2025, the Advisory agreement changed from 0.75% of average daily net assets up to $500 million and 0.60% of average daily net assets in excess of $500 million to 0.75% of average daily net assets up to $250 million and 0.50% of average daily net assets in excess of $250 million.

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated May 1, 2024 at https://www.gafunds.com/our-funds/global-innovators-fund/.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with the Fund's accountants during the reporting period.